Investment Objectives and Goals - INTERMEDIATE BOND FUND OF AMERICA	Oct. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Intermediate Bond Fund of America
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with current income consistent with the maturity and quality standards described in this prospectus and preservation of capital.